Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Summary of the Components of Lease Costs and Rent
The following table provides a summary of the components of lease costs and rent:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$88	$66	$263	$110
Variable lease cost	7	1	20	4
Short-term lease cost	—	6	—	34

Total operating lease costs	$95	$73	$283	$148

The following table provides a summary of the components of lease costs and rent (in thousands):

	Years Ended December 31,
	2022	2021
Operating lease cost	$198	$—
Variable lease cost	4	—
Short-term lease cost	34	17

Total operating lease costs	$236	$17

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities, which do not include short-term leases, as of September 30, 2023, are as follows:

2023 (remaining 3 months)	$102
2024	417
2025	222

Total undiscounted operating lease payments	741
Less: imputed interest	(71)

Present value of operating lease liabilities	$670

Balance sheet classification:
Current portion of lease liabilities	$413
Long-term lease liabilities	257

Total operating lease liabilities	$670

Maturities of operating lease liabilities, which do not include short-term leases, as of December 31, 2022, are as follows (in thousands):

2023	$351
2024	365
2025	188

Total undiscounted operating lease payments	904
Less: imputed interest	(116)

Present value of operating lease liabilities	$788

Balance sheet classification:
Current portion of lease liabilities	$350
Long-term lease liabilities	438

Total operating lease liabilities	$788